Employee benefits - Movement in the present value of the defined benefit pension plan obligation and present value of plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Present value of the defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	$ 70,357	$ 67,502
Benefits paid by the plan	(4,907)	(5,675)
Current service cost and interest	4,195	4,258
Foreign currency exchange changes in plan measured in a currency different from the entity's functional currency	1,196	3,209
Actuarial losses (gains) recognised in other comprehensive income	(100)	1,063
Ending balance	70,741	70,357
Present value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	30,655	28,525
Contribution paid by the Group	325	1,547
Benefits paid by the plan	(2,508)	(2,321)
Return on plan assets	704	695
Foreign currency exchange changes in plan measured in a currency different from the entity's functional currency	560	884
Actuarial losses (gains) recognised in other comprehensive income	1,353	1,325
Ending balance	$ 31,089	$ 30,655